State Street SPDR Portfolio SP 500 ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%					14.56%									13.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR Portfolio SP 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.97%					14.52%									13.03%
State Street SPDR Portfolio SP 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.54%					14.07%									12.51%
State Street SPDR Portfolio SP 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.01%					11.56%									10.71%

[1]	Returns shown are reflective of the S&P 500 Index for the period January 24, 2020 to December 31, 2024, the SSGA Large Cap Index for the period from November 16, 2017 to January 23, 2020, and the Russell 1000 Index for the period from January 1, 2015 to November 15, 2017.